Indebtedness (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended						9 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2014	Sep. 30, 2014 Mortgages	Dec. 31, 2013 Mortgages	Sep. 30, 2014 Secured debt Mortgages	Dec. 31, 2013 Secured debt Mortgages	Dec. 31, 2012 Secured debt Mortgages
Principal repayments
2014	$ 229,211
2015	33,824
2016	302,477
2017	47,641
2018	8,148
Thereafter	296,231
Total principal maturities	917,532
Net unamortized debt premiums	1,082				3,698	1,082
Total mortgages	918,614	926,159		1,501,566	1,501,566	918,614	1,500,000	918,600	926,200
Cash paid for interest	56,073	58,753	56,088
Fair Value of Debt
Fair value of fixed-rate mortgages							$ 1,568,426	$ 981,631	$ 1,014,405
Weighted average discount rates assumed in calculation of fair value for fixed-rate mortgages (as a percent)							3.29%	3.06%	3.33%